Third Avenue Value Fund
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Value Fund
Third Avenue Focused Credit Fund

Supplement dated February 10, 2012
to Prospectus dated March 1, 2011

Effective February 10, 2012, the following information supplements the Funds’ Prospectus dated March 1, 2011:

Removal of Co-Portfolio Manager from the Third Avenue Value Fund

The following information supplements information on page 5 of the Prospectus under the heading “Portfolio Managers.”

Effective March 1, 2012, Mr. Lapey will become the sole Portfolio Manager of the Fund.